CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Income Statement [Abstract]
REVENUE	$ 66,686,301	$ 78,912,770
COST OF REVENUE	58,478,301	63,745,461
GROSS PROFIT	8,208,000	15,167,309
OPERATING EXPENSES:
Selling	163,827	210,568
General and administrative	2,924,576	2,993,580
Total operating expenses	3,088,403	3,204,148
INCOME FROM OPERATIONS	5,119,597	11,963,161
OTHER INCOME (EXPENSE)
Interest income	783,938	1,413,937
Interest expense	(3,875,029)	(2,356,333)
Other finance expense	(265,088)	(225,005)
Other income, net	229,036	241,635
Change in fair value of warrants	716,627	4,852,399
Total other (expense) income, net	(2,410,516)	3,926,633
INCOME BEFORE INCOME TAXES	2,709,081	15,889,794
PROVISION FOR INCOME TAXES	1,661,388	3,395,237
NET INCOME	1,047,693	12,494,557
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment	2,289,251	2,502,100
COMPREHENSIVE INCOME	$ 3,336,944	$ 14,996,657
WEIGHTED AVERAGE NUMBER OF COMMON SHARES
Basic and diluted (in shares)	21,121,372	21,093,525
EARNINGS PER SHARE
Basic and diluted (in dollars per share)	$ 0.05	$ 0.59